Stock Compensation Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stock-based Compensation Assumptions Used in Black-Scholes Option Valuation Model

The fair value of stock options granted was estimated with the following weighted average assumptions:

	NINE MONTHS ENDED SEPTEMBER 30,
	2017	2018
Expected term	6.1	6.0
Risk-free interest rate	2.05%	2.80%
Expected volatility	61.23%	58.55%
Expected dividends	—	—

The fair value of stock options was estimated with the following weighted average assumptions:

	YEARS ENDED DECEMBER 31,
	2016	2017
Expected term	5.88	6.06
Expected volatility	61.46%	61.10%
Risk-free interest rate	1.48%	2.06%
Expected dividends	—	—

Share-based Compensation, Activity

Stock option activity for employee awards for the year ended December 31, 2016 and 2017 is as follows:

	UNITS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE CONTRACTUAL LIFE (YEARS)
Outstanding—January 1, 2016	364,612	$1.32	6.33
Issued	138,115	2.71
Exercised	(12,538)	0.87
Forfeited	(9,350)	1.23

Outstanding—December 31, 2016	480,838	1.69	6.71
Issued	1,642,565	1.64
Exercised	(117,318)	1.59
Forfeited	(13,256)	1.83
Expired	(46,599)	1.53

Outstanding—December 31, 2017	1,946,230	$1.66	8.71

Exercisable—December 31, 2017	1,709,929	$1.64	8.70

Vested and expected to vest at December 31, 2017	1,735,470	$1.66	8.70

	UNITS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE CONTRACTUAL LIFE (YEARS)
Outstanding—January 1, 2016	27,510	0.89	7.15
Issued	14,036	2.83
Exercised	(12,866)	0.82
Forfeited	(1,170)	0.82

Outstanding—December 31, 2016	27,510	1.91	7.75
Issued	5,614	1.55

Outstanding—December 31, 2017	33,124	$1.91	6.75

Exercisable—December 31, 2017	27,510	$1.91	6.75

Vested and expected to vest at December 31, 2017	27,510	$1.91	6.74

Restricted Stock Awards for Employees For 2011 Plan

Restricted stock awards for employees for the 2011 Plan for the years ended December 31, 2016 and 2017 is as follows:

SHARES
Outstanding—January 1, 2016	96,849
Granted	103,867
Vested	(99,898)

Outstanding—December 31, 2016	101,118
Vested	(101,118)

Outstanding—December 31, 2017	—

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The following table summarizes the reporting of total stock-based compensation expense resulting from employee and non-employee stock options:

	NINE MONTHS ENDED SEPTEMBER 30,
(in thousands)	2017	2018
Research and development	$46	$398
General and administrative	305	751

Total stock-based compensation	$351	$1,149

The following table summarizes the reporting of total stock-based compensation expense resulting from employee and non-employee stock options and restricted stock awards:

	YEARS ENDED DECEMBER 31,
(In thousands)	2016	2017
Research and development	$78	$62
General and administrative	462	437

Total stock-based compensation	$540	$499

Employee Stock Option [Member]
Share-based Compensation, Activity

Stock option activity for employee awards for the nine months ended September 30, 2018 was as follows:

	UNITS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE CONTRACTUAL LIFE (YEARS)
Outstanding—January 1, 2018	1,946,230	$1.66	8.70
Issued	1,167,077	12.13
Exercised	(181,884)	1.42
Forfeited	(185,003)	1.94

Outstanding—September 30, 2018	2,746,420	$6.26	8.74

Exercisable—September 30, 2018	2,347,080	$4.54	8.60

Vested and expected to vest at September 30, 2018	2,470,131	$6.07	8.70

The Company also granted stock options to non-employees. These awards are marked to fair value at the end of each reporting period until they vest. Stock option activity for these awards for the nine months ended September 30, 2018 was as follows:

	UNITS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE CONTRACTUAL LIFE (YEARS)
Outstanding—January 1, 2018	33,125	$1.91	6.75
Issued	—	—
Exercised	(26,337)	2.17
Forfeited	—	—

Outstanding—September 30, 2018	6,788	$1.09	4.89

Exercisable—September 30, 2018	6,737	$1.09	4.89

Vested and expected to vest at September 30, 2018	6,737	$1.09	4.89